Other Non-Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities consist of the following:
	As of September 30,
	2023	2022
	$	$
Deposits received – non-current	16,730	17,275